SUPPLEMENT CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Supplement Cash Flow Information
	September 30, 2022	September 30, 2021
Net change in non-cash working capital items:
Inventory	$(1,986)	$(2,896)
Prepaid expenses and other assets	(535)	(22)
Taxes recoverable	28	1,773
Taxes payable	687	(2)
Accounts payable and accrued liabilities	2,101	1,066
Amounts receivable	552	(985)
Amounts due to related parties	(79)	21
	$768	$(1,045)

	September 30, 2022	September 30, 2021
Interest paid	$73	$78
Taxes paid	$-	$240
Equipment acquired under finance leases and equipment loans	$1,589	$1,007